Results from financial transactions	12 Months Ended
Dec. 31, 2017
Results from financial transactions

10 Results from financial transactions

Results from financial transactions comprise:	2017	2016	2015
Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives	232	(42)	(35)
Realized gains and (losses) on financial investments	431	327	349
Gains and (losses) on investments in real estate	193	70	145
Net fair value change of derivatives	(1,159)	239	123
Net fair value change on for account of policyholder financial assets at fair value through profit or loss	20,524	15,121	(110)
Net fair value change on investments in real estate for account of policyholders	38	(26)	67
Net foreign currency gains and (losses)	(20)	41	(29)
Net fair value change on borrowings and other financial liabilities	10	21	9
Realized gains and (losses) on repurchased debt	1	1	2
Total	20,250	15,753	521

Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives comprise:	2017	2016	2015
Shares	25	4	-
Debt securities and money market investments	127	8	(24)
Other	80	(54)	(12)
Total	232	(42)	(35)

Other mainly includes net fair value changes of alternative investments.

Realized gains and losses on financial investments comprise:	2017	2016	2015
Shares	165	46	44
Debt securities and money market investments	242	211	346
Loans	20	16	20
Other	3	54	(60)
Total	431	327	349

Realized gains and losses on financial investments comprise:	2017	2016	2015
Available-for-sale investments	411	311	330
Loans	20	16	20
Total	431	327	349

Net fair value change of derivatives comprise:	2017	2016	2015
Net fair value change on economic hedges where no hedge accounting is applied	70	793	(500)
Net fair value change on bifurcated embedded derivatives	(1,231)	(565)	614
Ineffective portion of hedge transactions to which hedge accounting is applied	2	12	8
Total	(1,159)	239	123

The ineffective portion of hedge transactions to which hedge accounting is applied comprises:	2017	2016	2015
Fair value change on hedging instruments in a fair value hedge	(12)	(29)	(49)
Fair value change on hedged items in a fair value hedge	15	35	54

Ineffectiveness fair value hedge	3	7	5
Ineffectiveness cash flow hedges	-	5	4
Total	2	12	8

Net fair value change on for account of policyholder financial assets at fair value through profit or loss comprise:	2017	2016	2015
Shares	2,372	2,462	706
Debt securities and money market investments	166	1,682	(529)
Unconsolidated investment funds	17,720	10,496	(356)
Derivatives	94	252	69
Other	171	230	-
Total	20,524	15,121	(110)

Net fair value change on for account of policyholder financial assets at fair value through profit or loss increased in 2017 compared to 2016, mainly from favorable equity markets results, which were partly offset by losses from interest rates movements. Net fair value changes on for account of policyholder financial assets at fair value through profit or loss are offset by changes in technical provisions reported as part of the lines Change in valuation of liabilities for insurance contracts and Change in valuation of liabilities for investment contracts in note 12 Policyholder claims and benefits.

Aegon N.V [member]
Results from financial transactions

4 Results from financial transactions

	2017	2016
Results from financial transactions comprise:
Net fair value change of derivatives	56	(68)
Net foreign currency gains and (losses)	-	(2)
Net fair value change on borrowings and other financial liabilities	-	2
Total	56	(68)

Net fair value change of derivatives mostly comprises of Fair value changes on derivatives that are designated as economic hedges for which no hedge accounting is applied.